Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	11,959,282
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets Current [Abstract]
Cash and cash equivalents	$ 4,298	$ 17,734
Restricted cash	2,000	19,560
Accounts receivable trade, net	2,287	1,764
Due from related parties	0	405
Inventories	471	2,512
Other current assets	2,190	1,457
Vessels held for sale	39,750	0
Deferred charges	1,090	0
Total current assets	52,086	43,432
FIXED ASSETS [Abstract]
Vessels, net	68,511	381,129
Office equipment, net	2	15
Total fixed assets	68,513	381,144
Other Assets [Abstract]
Goodwill	0	4,365
Deferred charges	220	7,358
Other non-current assets	141	177
TOTAL ASSETS	120,960	436,476
CURRENT LIABILITIES [Abstract]
Current portion of long-term debt	208,649	45,817
Trade accounts and other payables	2,514	2,595
Due to related parties	6,135	1,097
Accrued expenses	1,159	2,428
Accrued interest	3,543	1,936
Financial instruments	491	4,092
Deferred revenue - related party	0	142
Deferred revenue	86	590
Total current liabilities	222,577	58,697
Long-term debt, net of current portion	0	300,586
Financial instruments, net of current portion	0	270
Total Liabilities	222,577	359,553
Commitments and contingencies	0	0
EQUITY [Abstract]
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	294,520	279,292
Accumulated deficit	(396,138)	(202,370)
Total equity	(101,617)	76,923
TOTAL LIABILITIES AND EQUITY	$ 120,960	$ 436,476

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred Stock Shares Outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	11,959,282	7,317,662
Common stock shares outstanding	11,959,282	7,317,662

Consolidated Statements of Income/(Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]
Vessel revenue - related party	$ 8,221	$ 35,684	$ 44,175
Vessel revenue	49,026	71,555	54,777
Commissions related party	(298)	(1,327)	(1,546)
Commissions	(1,333)	(1,852)	(1,550)
Vessel revenue, net	55,616	104,060	95,856
EXPENSES [Abstract]
Direct voyage expences	(13,587)	(2,541)	(2,399)
Vessel operating expenses	(26,983)	(34,727)	(30,667)
Voyage expenses - related party	(532)	(661)	(434)
Management fees - related party	(1,625)	(2,415)	(2,328)
Management Fees	(588)	(576)	(316)
General and administration expenses	(6,337)	(8,070)	(7,606)
General and administration expenses - related party	(402)	(603)	(697)
Loss on bad debts	(327)	0	0
Amortization of deferred dry-docking costs	(3,648)	(7,313)	(3,657)
Depreciation	(15,606)	(28,856)	(29,328)
Loss on sale of vessels	(15,590)	0	0
Impairment loss for vessels and deferred charges	(147,143)	(188,995)	0
Impairment loss for goodwill	(4,365)	(12,910)	0
Operating (loss) income	(181,117)	(183,607)	18,424
OTHER INCOME (EXPENSE), NET [Abstract]
Interest and finance costs	(12,480)	(13,482)	(12,931)
Interest income	59	60	358
Loss on interest rate swaps	(189)	(641)	(4,164)
Foreign currency exchange (losses) gains, net	(43)	(46)	14
Total other expenses	(12,653)	(14,109)	(16,723)
Net (loss) income before taxes	(193,770)	(197,716)	1,701
Income taxes	2	(40)	(60)
Net (loss) income	(193,768)	(197,756)	1,641
Less: Net income attributable to the noncontrolling interest	0	0	(1,509)
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$ (193,768)	$ (197,756)	$ 132
Net (loss) income per common share [Abstract]
Basic and diluted	$ (16.74)	$ (27.04)	$ 0.02
Weighted Average Common Shares Outstanding [Abstract]
Basic and diluted	11,576,576	7,314,636	5,861,129

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[RetainedEarningsMember]	[StockholdersEquityTotalMember]	[NoncontrollingInterestMember]
Balance as of, Value at Dec. 31, 2009	$ 226,819		$ 213,235	$ (4,746)	$ 208,489	$ 18,330
Balance as of, Shares at Dec. 31, 2009		2,217,011
Net income (loss) for the year ended	1,641			132	132	1,509
Issuance of commons stock, value	28,526	1	28,525		28,526
Issuance of common stock, shares		1,796,333
Subsidiaries acquired, value	17,679		37,518		37,518	(19,839)
Subsidiaries acquired, shares		3,301,587
Stock Based Compensation	0
Balance as of, value at Dec. 31, 2010	274,665	1	279,278	(4,614)	274,665
Balance as of, shares at Dec. 31, 2010		7,314,931
Net income (loss) for the year ended	(197,756)			(197,756)	(197,756)
Issuance of non-vested shares, shares		3,332
Redemption of partial shares due to reverse stock split, shares		(601)
Stock Based Compensation	14		14		14
Balance as of, value at Dec. 31, 2011	76,923	1	279,292	(202,370)	76,923
Balance as of, shares at Dec. 31, 2011		7,317,662
Net income (loss) for the year ended	(193,768)			(193,768)	(193,768)
Issuance of commons stock, value	10,000		10,000		10,000
Issuance of common stock, shares		4,641,620
Stock Based Compensation	15		15		15
Sale of subsidiary to entity under common control	5,213		5,213		5,213
Balance as of, value at Dec. 31, 2012	$ (101,617)	$ 1	$ 294,520	$ (396,138)	$ (101,617)
Balance as of, shares at Dec. 31, 2012		11,959,282

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities [Abstract]:
Net (loss) income	$ (193,768)	$ (197,756)	$ 1,641
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities [Abstract]
Depreciation	15,606	28,856	29,328
Amortization of deferred finance charges	466	989	738
Amortization of deferred drydocking costs	3,648	7,313	3,657
Payments for dry-docking	(1,607)	(6,414)	(5,519)
Change in fair value of financial instruments	(2,038)	(4,202)	(27)
Amortization of acquired time charters	0	(266)	(319)
Stock Based Compensation	15	14	0
Loss on sale of vessels	15,590	0	0
Loss on bad debts	327	0	0
Impairment of vessels and deferred charges	147,143	188,995	0
Impairment of goodwill	4,365	12,910	0
Changes in operating assets and liabilities:
Due from related parties	405	(405)	265
Inventories	1,152	(1,053)	(70)
Accounts receivable trade, net	(1,193)	(765)	(493)
Other current assets	(2,013)	371	904
Other non-current assets	36	3	0
Trade accounts and other payables	2,291	255	37
Due to underwriters	0	0	(19)
Accrued expenses	486	1,356	(2,071)
Due to related parties	10,205	(2,928)	4,025
Accrued interest	1,948	927	(1,002)
Deferred revenue - related party	(142)	(899)	148
Deferred revenue	(504)	(862)	314
Net cash provided by operating activities	2,418	26,439	31,537
Cash flows from investing activities [Abstract]:
Proceeds from sale of vessels	58,933	0	0
Disposal of BET	(3,531)	0	0
Acquisition of businesses, including of cash acquired	0	0	17,913
Additions to office furniture and equipment	0	0	(28)
Acquisition of noncontrolling interest	0	0	(10,000)
Net cash provided by investing activities	55,402	0	7,885
Cash flows from financing activities [Abstract]:
Deemed distribution upon acquisition of MCS	0	0	(2,054)
Net proceeds from issuance of common stock	10,000	0	28,526
Repayments of long term debt	(98,816)	(53,145)	(67,941)
Deferred finance charges	0	(172)	(841)
Restricted cash released (retained)	17,560	(9,175)	(6,932)
Net cash used in financing activities	(71,256)	(62,492)	(49,242)
Net decrease in cash and cash equivalents	(13,436)	(36,053)	(9,820)
Cash and cash equivalents at beginning of period	17,734	53,787	63,607
Cash and cash equivalents at end of period	4,298	17,734	53,787
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]:
Cash paid for interest	9,481	11,045	11,070
Non-cash investing and financing activities [Abstract]:
Issuance of common shares at fair value for the acquisition of BET	0	0	30,952
Issuance of common shares at fair value for the acquisition of MCS	0	0	26,743
Deemed distribution to controlling shareholder BET acquisition	0	0	(18,113)
Deemed distribution to controlling shareholder MCS Acquisition	0	0	(10)
Issuance warrants for offering	$ 0	$ 0	$ 1,053

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Text Block]

1.      Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries for a broad range of dry bulk cargoes, including coal, iron ore, and grains or major bulks, as well as bauxite, phosphate, fertilizers and steel products or minor bulks.
The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).
a.      Disposal of Subsidiary:
On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. (the “Buyer” or “IMI), to sell its 100% ownership interest in Bulk Energy Transport (Holdings) Limited (“BET”), for a nominal cash consideration of $0.001. In addition, the Company released BET from all of its obligations and liabilities towards the Company, which accrued to $3,508 as of the date of sale. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation. On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince for gross proceeds of $8,330, which were used to repay part of the then outstanding debt.
IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities amounting to $5,213 recognized as an equity transaction within Additional paid-in capital.
The estimated historical carrying values of the assets and liabilities that were agreed to be transferred were as follows:

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

b.      Going Concern:
Over the past year, the Company has experienced significant losses and reduction in cash and cash equivalents, which has affected, and which the Company expects will continue to affect, its ability to satisfy its obligations. As charter rates for bulkers have experienced a high degree of volatility and the Company had to re-charter its vessels at low prevailing market rates, the Company experienced significant reduction in cash flow, which in turn further impaired the Company's liquidity. At December 31, 2012, the Company reported a working capital deficit of $170,491.
As a result of the conditions set out above, over a period of time, the Company defaulted under the facility agreements set forth in Note 11 in respect of certain covenants (including, in some cases, the failure to make principal installments and interest payments and the failure to satisfy financial covenants). To date, the Company has not obtained satisfactory waivers of these defaults from its lenders. The Company's lenders have not exercised their remedies; however, they could change their position at any time. As of December 31, 2012, long-term debt has been classified under current liabilities in the consolidated balance sheet as a result of the above violations of the debt terms and covenants.
The Company has entered into restructuring discussions with each of the lenders under its loan facility agreements. As part of the restructuring, the Company appointed Houlihan Lokey and Axia Ventures Group to act as financial advisors in respect of the overall restructuring. The aim of the restructuring is to increase liquidity, normalize trade vendor payments and deleverage the Company on a going forward basis.
During 2012 and up to the date of issuance of these financial statements, the Company has sold, disposed of, or otherwise handed control over to its lenders (through the transfer of ownership of certain of its ship owning subsidiaries) a total of 13 vessels in connection with the restructuring Note 11. See Note 23 for a discussion of the recent developments relating to the Company's restructuring negotiations.
Proceeds from the sale of additional vessels are not expected to be sufficient to fully repay the related debt outstanding; therefore, it is likely that the Company will continue to have significant debt unless it enters into satisfactory arrangements with its lenders for the discharge of a portion of such obligations.
While the Company continues to use its best efforts to complete the restructuring, there can be no assurance that a successful resolution can be reached with its lenders or that the restructuring will be successfully completed. Furthermore, there is no assurance that the Company will obtain the releases from certain of its indebtedness as proposed in the restructuring and failure to obtain such releases could materially and adversely affect its business and operations. In addition, the ultimate accounting impact of the restructuring is unknown and will not be determined until the final terms of the restructuring are reached with the Company's lenders. The outcome could negatively impact the trading of the Company's common shares and its ability to remain listed on NASDAQ.
All of the above raise substantial doubt regarding the Company's ability to continue as a going concern.
These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.
c.      Subsidiaries in Consolidation:
Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2012 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank (ex CPB)
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	N/A	Piraeus Bank (ex CPB)
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	N/A	Piraeus Bank (ex CPB)
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank (ex CPB)
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Fiesta Shipping Limited (2)	Liberia	August 14, 2007	Fiesta	May 21, 2010	January 29, 2013	DVB
Maritime Fantasy Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fantasy	May 21, 2010	January 29, 2013	DVB
Maritime Fighter Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fighter	May 21, 2010	January 29, 2013	DVB
Maritime Freeway Shipping Limited (2)	Liberia	August 14, 2007	Clipper Freeway	May 21, 2010	January 29, 2013	DVB
African Joy Shipping Limited (2)	British Virgin Islands	February 13, 2008	African Joy	May 21, 2010	N/A	UoB
African Glory Shipping Limited (2)	British Virgin Islands	October 24, 2007	African Glory	May 21, 2010	N/A	UoB
Asian Grace Shipping Limited (2)	British Virgin Islands	January 18, 2008	Asian Grace	May 21, 2010	N/A	UoB
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1)      Subsidiaries wholly owned
(2)      Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (“MCS”)
(3)      Management company
(4)      Dormant company

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [TextBlock]

3.      Transactions with Related Parties:
a.      Equity Injection:
On January 4, 2012, the Company entered into a share purchase agreement under which the Company sold 4,641,620 of its common shares to United Capital Investments Corp., Atrion Shipholding S.A., Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with the Restis family, for $10,000. The common shares were sold at a price of $2.15442 per share, which was the average closing price of Seanergy's common shares for the five trading days preceding the execution of the share purchase agreement. On January 31, 2012, the Company completed the equity injection plan with the four abovementioned entities. The shares to the four entities were issued on January 31, 2012.
b.      Subsidiary Disposal:
On December 30, 2012, the Company completed the sale of its 100% ownership interest in BET to IMI, a company controlled by members of the Restis family, for a nominal consideration (Note 1(a)).
c.      Technical Management Agreement:
A management agreement has been signed between the Company and EST for the provision of technical management services relating to certain vessels. The agreement is automatically extended annually, unless three months written notice of termination by either party is given prior to commencement of the next period. The fixed daily fee per vessel for the year ended December 31, 2012, was $0.45 and for the year ended December 31, 2011, was EUR 0.46 up to September 30, 2011 and was amended to $0.45 effective October 1, 2011.
The related expense for the years ended December 31, 2012, 2011 and 2010, amounted to $1,625, $2,415 and $2,328, respectively, and is included under management fees - related party.
d.      Charter Agreements:
Pursuant to charter party agreements dated July 7, 2009, each of the vessels BET Commander, the BET Prince, the BET Fighter, BET Scouter and the BET Intruder were chartered to South African Marine Corporation S.A. (“SAMC”), an affiliate, at daily charter rates of $24, $25, $25, $26 and $15.5, respectively, for charters expired in August 2011, November 2011, June 2011, June 2011 and September 2011, respectively. For 2011, all charter rates for the BET fleet were subject to an address commission of 3.75% to SAMC.
Pursuant to charter party agreements dated June 16, 2011, each of the vessels BET Fighter and BET Scouter were chartered to Swissmarine Services S.A. (“Swissmarine”), an affiliate, for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Both charters commenced in June 2011, and were subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty Ltd (“Safbulk Pty”), an affiliate.
Pursuant to charter party agreement dated June 16, 2011, the vessel BET Intruder was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate of $12.3. The charter commenced on September 16, 2011. The charter rate for the BET Intruder was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the agreement ended July 29, 2012.
Pursuant to a charter party agreement dated October 7, 2011, the vessel BET Prince was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. The charter commenced in November 2011 and was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty.
Pursuant to a charter party agreement dated July 24, 2012, the vessel BET Commander was chartered to Swissmarine, for a voyage from Brazil to Malaysia. Employment under the agreement was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the charter commenced on August 23, 2012.
During the years ended December 31, 2012, 2011 and 2010, revenue from related parties amounted to $8,221, $35,684 and $44,175, respectively, and is shown net of off-hire expenses of $261, $362 and $394, respectively.
The address commissions amounted to $298, $1,327 and $1,546 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded under commissions - related party in the accompanying consolidated statements of income/(loss). BET was sold on December 30, 2012 (Note 1 (a)).
e.      Brokerage Agreement:
Under the terms of the brokerage agreements, Safbulk Pty and Safbulk Maritime S.A., also an affiliate, together referred to as “Safbulk,” provide commercial brokerage services for certain vessels in accordance with the instructions of Seanergy Management. Safbulk is entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts are collected. Under the same agreement, Safbulk is entitled to brokerage commissions whenever it assists the Company with vessel sales and purchases. The brokerage agreements with Safbulk are automatically renewed annually, unless either party is provided with three months' written notice prior to the termination of such period.
The fees charged by Safbulk amounted to $532, $661 and $434 for the years ended December 31, 2012, 2011 and 2010, respectively, and are separately reflected as voyage expenses — related party.
In addition, Safbulk charged the Company commission for services provided in connection to the disposal of the vessels amounting to $392 for the year ended December 31, 2012, and included in loss on sale of vessels.
f.      Property Lease Agreement:
On November 17, 2008, a lease agreement was entered into with Waterfront S.A., a company affiliated with a member of the Restis family, for the lease of Seanergy's executive offices. The initial lease term was from November 17, 2008 to November 16, 2011. On January 1, 2012, Seanergy exercised its option to extend the term until February 28, 2014. In accordance with the initial agreement, the monthly lease payment was EUR 42. As of December 20, 2010, the monthly lease payment was amended to EUR 35, and as of January 1, 2012, the monthly lease payment was amended to EUR 25. A three month rent guarantee of $99 and $135 as of December 31, 2012 and 2011, respectively is included in other non-current assets.
The rent charged by Waterfront S.A. for the years ended December 31, 2012, 2011 and 2010, amounted to $402, $603 and $697, respectively, and is included under general and administration expenses - related party (Notes 15 and 19).

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents At Carrying Value [Abstract]
Cash And Cash Equivalents Disclosure [TextBlock]

4.      Cash and Cash Equivalents:
Cash and cash equivalents in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Cash at bank	4,276	13,603
Term deposits	10	4,110
Cash in hand	12	21
Total	4,298	17,734

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash And Investments [Abstract]
Restricted Cash [Text Block]

5.      Restricted Cash:
Restricted cash of consists of bank deposits that are required to be maintained with certain banks under the Company's borrowing arrangements which includes cash collateralized as well as retention accounts which can only be used for the purposes of loan repayment.
Restricted cash at December 31, 2012, does not include an amount of $3,735, relating to retention accounts and other compensating cash balances that are not pledged, which the Company should maintain with the accounts of each of the lending banks (Note 11).

Due from/due to Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Due To Due From Related Parties [Text Block]

6.      Due from / Due to Related Parties:
As of December 31, 2011, due from related parties of $405 represents a receivable of $264 from SAMC and $141 from Swissmarine.
As of December 31, 2012, due to related parties of $6,135 consists of liabilities of $5,925 to EST for working capital purposes, liabilities of $168 to Waterfront S.A. for common expenses for the leasehold property, and liabilities of $42 to Safbulk for commissions. As of December 31, 2011, due to related parties of $1,097 represents liabilities of $989 to EST for working capital purposes mainly for dry-docking works performed during the fourth quarter of the year and liabilities of $108 to Waterfront S.A. for expenses paid for the leased property.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	7. Inventories: Inventories in the accompanying consolidated balance sheets are analyzed as follows:
	2012	2011
Lubricants	471	1,468
Bunkers	-	1,044
Total	471	2,512

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Assets Current [Abstract]
Other Current Assets [Text Block]

8.      Other Current Assets:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Prepaid expenses	481	1,118
Insurance claims	1,458	49
Other	251	290
Total	2,190	1,457

Vessels,Net	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

9.      Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Cost:
Beginning balance	663,412	663,412
- Disposals	(149,930)	-
- Transfers to held for sale	(55,361)	-
Ending balance	458,121	663,412

Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
- Additions	(15,593)	(28,842)
- Disposals	38,333	-
- Transfers to held for sale	15,897	-
Ending balance	(56,245)	(94,882)

Impairment loss:
Beginning balance	(187,401)	-
- Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)

Net book value	68,511	381,129

Vessel Disposals:
During the year ended December 31, 2012, the Company proceeded with the disposal of the vessels African Zebra, BET Scouter, BET Fighter, Clipper Grace, BET Intruder and Clipper Glory, with an aggregate carrying value of $65,269 (after adjustments previously made for impairment), for aggregate gross proceeds of $52,626, realizing an aggregate loss on sale of $15,590. In addition, as a result of the sale of BET to an entity under common control (Note 1(a)), the carrying values of the vessels owned by BET at the date of the agreement, amounting to $46,328 were transferred to their new owners in 2012. No vessels were disposed in prior periods.
Vessels Held for Sale:
With reference to the Company's restructuring plan (Note 1(b)), the vessels Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway, or the “vessels financed by the DVB Group Merchant Bank (Asia) Ltd (“DVB”) loan facility” (Note 1(c)), and the vessels African Joy, African Glory and Asian Grace, or the “vessels financed by the United Overseas Bank Limited (“UOB”) loan facility” (Note 1(c)), were classified (together with the associated deferred dry-docking costs amounting to $286 (Note 10)) as held for sale as of December 31, 2012 and their values were adjusted to their lower of their carrying amount or fair value less costs to sell as of December 31, 2012. On January 29, 2013, the subsidiaries owning the vessels financed by the DVB loan facility (Note 1(c)) were sold to a third party entity nominated by the lenders (Note 23). No vessels were classified as held for sale in prior periods.
Impairment Loss:
The Company recorded an impairment loss of $54,611 for all of its vessels disposed during the year except for the vessel African Zebra and the vessel BET Scouter. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value. Fair value was determined using the agreed sale price adjusted for selling costs. In addition, an impairment loss of $67,275 and $24,078 was recognized upon classification of the vessels financed by the DVB and UOB loan facilities (Note 1(c)) as held for sale and as a result of the Company's impairment test exercise at December 31, 2012 for the remainder of its fleet, respectively. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012. In the context of the Company's impairment test exercise, an additional amount of $1,179 of unamortized deferred dry-docking costs associated with the impaired vessels was written off in 2012.
For the year ended December 31, 2011, as a result of its impairment test exercise, the Company had recorded an impairment loss of $187,401 for the six initial vessels acquired in 2008, and an additional amount of $1,594 of unamortized deferred dry-docking costs associated with the impaired vessels was written off.
All of the Company's vessels have been provided as collateral (Note 1(c)) to secure the loans discussed under Note 11.

Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]
Deferred Charges [Text Block]

10.      Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2010	10,713	2,373	13,086
- Additions	3,996	172	4,168
- Amortization and write-offs	(8,907)	(989)	(9,896)
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220

During the year ended December 31, 2012, the Company incurred dry-docking and special survey costs of $1,481 in connection to the dry-docking of the vessels Hamburg Max, Clipper Glory and Asian Grace. The amortization charge for the year amounted to $3,648, and is separately reflected in amortization of deferred dry-docking costs. During the same period, the Company wrote off $1,095 of the unamortized balance of deferred dry-docking costs and $89 of deferred financing costs as a result of the vessels' sales and loan prepayments made during the year ended December 31, 2012.
During the year ended December 31, 2011, the Company incurred dry-docking and special survey costs of $3,996. The amortization charge for the year amounted to $5,401, and is separately reflected in amortization of deferred dry-docking costs. During the same period, the Company wrote-off $1,177 and $735 of the unamortized balance of deferred dry-docking costs associated with the vessels African Zebra and BET Commander, respectively, since the latest dry-dockings occurred earlier than projected, resulting in a shortened amortization period for the prior dry-dockings.
During the year ended December 31, 2010, the Company incurred dry-docking and special survey costs of $8,296. The amortization charge for the year amounted to $3,657, and is separately reflected in amortization of deferred dry-docking costs.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long Term Debt [TextBlock]

11.      Long-Term Debt:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		2012	2011
(a)	Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000
(a)	Piraeus Bank (ex CPB) term facility	93,982	98,000
(b)	Citibank loan facility	-	87,459
(c)	HSBC loan facility	-	24,867
(d)	DVB loan facility	31,872	48,397
(e)	UOB loan facility	37,995	39,680
	Total	208,649	346,403
	Less - current portion	(208,649)	(45,817)
	Long-term portion	-	300,586

a. Piraeus Bank (ex CPB)
A long term debt (the “Facility”) of up to $255,000 has been provided by Piraeus Bank S.A., of Athens, Greece, the special successor of former Cyprus Popular Bank Public Co Ltd (“CPB”), formerly known as Marfin Popular Bank Public Co Ltd, successor by way of cross-border merger of Marfin Egnatia Bank Societe Anonyme, or Piraeus Bank (ex CPB), being available in two facilities as described below (Note 23). The Facility is guaranteed by Seanergy, as corporate guarantor. An arrangement fee of $2,550 was paid on the draw-down date and is included net of amortization in deferred charges in the accompanying consolidated balance sheet (Note 10).
Reducing Revolving Credit Facility:
As of December 31, 2011, the Company had fully utilized the $48,000 of the available reducing revolving credit facility that was provided to partly finance the vessels and to provide corporate liquidity. As per Addendum no. 4, dated January 31, 2012, the Company made a payment of $3,200 on the outstanding revolving credit facility. As of December 31, 2012, the reducing revolving credit facility amounted to $44,800.
The revolving credit facility bears interest at USD LIBOR plus 4.50% and the weighted average interest rate on the revolving credit facility, including the spread, for the years ended December 31, 2012, 2011 and 2010, was approximately 4.92%, 4.26% and 4.06%, respectively.
On April 10, 2013, the Company sold the vessel African Oryx for gross proceeds of $4,073, of which $3,871 was used to repay part of the outstanding amount under this facility (Note 23(b)).
Term Facility:
Certain vessel acquisitions (Note 1(c)) were financed by Piraeus Bank (ex CPB) by an amortizing term facility equal to $165,000, to partly finance the vessels aggregate acquisition costs, excluding any amounts associated with an earn-out provision.
The credit facility is secured by a first priority or preferred ship mortgage on five vessels of the Company's fleet (Note 1(c)), assignment of all freights, earnings, insurances and requisition compensation. The lenders may also require additional security in the event the Company breaches certain covenants under the credit facility.
As per the amended loan agreement dated June 2, 2010, the term facility bore interest at USD LIBOR plus 3.50% until January 3, 2012. After January 3, 2012, interest was reinstated at USD LIBOR plus 1.5% if the Company's ratio of total assets to total liabilities was greater than 165%, or USD LIBOR plus 1.75% if the ratio was equal or less than 165%. The weighted average interest rate on the term facility, including the spread, for the years ended December 31, 2012, 2011 and 2010, was approximately 4.39%, 3.79% and 3.55%, respectively.
The Piraeus Bank (ex CPB) Facility includes covenants, among others, that require the borrowers and the corporate guarantor, Seanergy, to maintain vessel insurance value for an aggregate amount greater than the vessels' aggregate market value or an amount equal to 130% of the aggregate of (a) the outstanding amount under both the revolving credit and term facilities and (b) the amount available for drawing under the revolving facility. The vessels' insurance value is required to include as a minimum coverage for hull and machinery, war risk and protection and indemnity insurance, $1,000,000 for oil pollution and for excess oil spillage and pollution liability insurance. In addition, mortgagees' interest insurance on the vessels is required with the insured value to be at least 110% of the aggregate of the revolving credit and term facility.
On January 31, 2012, the Company entered into an Addendum no. 4 for the amendment of certain terms of its Facility agreement with Piraeus Bank (ex CPB). The amendments include (i) the extension of the Facility's maturity date from September 2015 to December 2018, (ii) principal installment payment holiday for 2012, payment of $3,200 on the outstanding credit facility and amendment of the amortization schedule for 2013 onwards, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin has been increased by 50 basis points to 4.50% starting from February 1, 2012, installment payments under the revolving credit facility were deferred to December 2018 and any surplus of funds greater than $5,000 over requirements associated with the operation and maintenance of the vessels during each fiscal quarter will be applied to the prepayment of the revolving credit facility.
On February 15, 2012, the Company sold the vessel African Zebra for gross proceeds of $4,100, of which $4,018 was used to repay part of the outstanding amounts under this facility. Following such repayment, the remaining outstanding balance of the facility is repayable in twenty two installments with a balloon payment equal to $50,782 due concurrently with the final installment in December 2018.
As of December 31, 2012, the Company has defaulted on aggregate interest payments of $1,635 on both facilities of Piraeus Bank (ex CPB). To date, the Company has not obtained waivers of this default from the lenders. The Company is currently in negotiations to amend the terms of the loan agreement with Piraeus Bank (ex CPB) to enable the Company to comply with certain covenants on an ongoing basis. There are no assurances the Company will be able to complete such an agreement. Please refer to Note 23 for further information on recent developments. As of December 31, 2012 the outstanding facilities were classified as current.
b.      Citibank Loan Facility
The vessels owned by BET had been financed with the proceeds of a loan facility from Citibank International plc (“Citibank”) (Note 1(c)), as agent for a syndicate of banks and financial institutions.
The applicable margin was USD LIBOR plus 3.00% per annum as per Fifth Supplemental Agreement dated February 7, 2012. The weighted average interest rate on the Citibank loan facility, including the spread for the years ended December 31, 2012, 2011 and 2010, was approximately 3.49%, 2.30% and 1.94%, respectively.
During the year ended December 31, 2012, the Company sold the vessels BET Scouter, BET Fighter, BET Intruder and BET Prince, the latter at IMI's initiative (Note 1(a)), for net aggregate proceeds of $33,278. All the proceeds from the disposals were used to repay part of the outstanding amounts under this facility.
On December 30, 2012, the Company completed the sale of its 100% ownership interest in BET to IMI together with all its liabilities under the Citibank Facility Agreement (Note 1(a)).
c.      HSBC Loan Facility
The loan facility, with Hong Kong and Shanghai Banking Corporation Limited (“HSBC”) as agent, was used to partly finance the cost of acquisition of two vessels (Note 1(c)). Following a supplemental agreement dated May 21, 2010 and prepayment of $7,560 at that date, the remaining loan amounts were repayable in thirteen quarterly installments plus balloon payments through July 2013.
The applicable margin was USD LIBOR plus 3.25% per annum until July 21, 2012, and thereafter, was USD LIBOR plus 2.75% per annum unless there was breach of the compliance of the security requirement or there was an event of default under the loan agreement. The weighted average interest rate on the HSBC loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.23%, 3.35% and 3.58%, respectively.
On September 4, 2012, MCS, a wholly owned subsidiary of the Company, obtained a waiver letter for the period until December 31, 2012, whereby HSBC agreed to waive any default which had occurred or would occur under the HSBC Facility. On October 15, 2012 and December 4, 2012, the Company successfully sold the vessels Clipper Grace and Clipper Glory, respectively, with gross sale proceeds of $22,500. Part of the sale proceeds of $17,051 were applied towards the full and final satisfaction of all liabilities owed to HSBC. HSBC has also released the Company from all the liabilities and obligations under the HSBC Facility.
d.      DVB Loan Facility
The loan facility with DVB, as agent, was used to partly finance the cost of the acquisition of four vessels (Note 1(c)) through one senior and one junior facility. The loan was repayable in sixteen quarterly installments plus balloon payment through October 2015. On January 2012, the Company prepaid the entire balloon of $6,765 related to Maritime Freeway Shipping Limited and a portion of the balloon related to Maritime Fiesta Shipping Limited, an amount of $1,435.
The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. The weighted average interest rate on the DVB loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.12%, 2.92% and 2.99%, respectively.
As of December 31, 2012, the Company was in breach with the security value covenant under the DVB loan facility and on January 25, 2013, entered into a settlement agreement with DVB, for the sale of the four vessel owning subsidiaries to a third party entity nominated by DVB. The Company successfully closed the sale of the vessel owning subsidiaries on January 29, 2013 and the outstanding debt was discharged (Note 23(a)). DVB also released the Company from all the liabilities and obligations under the DVB Facility Agreement. As of December 31, 2012, the outstanding debt was classified as current.
e.      UOB Loan Facility
The loan facility with UOB was used to partly finance the cost of the acquisition of three vessels (Note 1(c)). The remaining balances of the subordinated debt as of December 31, 2012 and 2011, of $10,821 and $10,397, respectively, are repayable up to the final balloon payment date of the original UOB loan facility. The remaining loan amounts as of December 31, 2012 are repayable in quarterly installments plus balloon payments through May 2016.
The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. The weighted average interest rate on the UOB loan facility, including the spread, for the years ended December 31, 2012 and 2011 and for the period from May 21, 2010 to December 31, 2010, was approximately 3.24%, 3.06% and 3.14%, respectively.
As of December 31, 2012 the Company was in breach with certain covenants under the UOB loan facility, including the failure to make principal installments, interest and interest swap payments and the failure to satisfy minimum liquidity reserves and the mandatory term deposit undertaking. To date, the Company has not obtained waivers of these defaults from UOB. As of December 31, 2012 the outstanding facility was classified as current.

Trade accounts and other payables	12 Months Ended
Dec. 31, 2012
Trade accounts and other payables [Abstract]
Trade Accounts And Other Payables [Text Block]

12.      Trade Accounts and Other Payables:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2011
Creditors	2,013	2,431
Insurances	228	136
Other	273	28
Total	2,514	2,595

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Owned At Fair Value [Abstract]
Financial Instruments Disclosure [Text Block]

13.      Financial Instruments:
(a)       Significant Risks and Uncertainties, including Business and Credit Concentration
The Company cannot predict whether its charterers will, upon the expiration of their charters, re-charter the Company's vessels on favorable terms or at all. This decision is likely to depend upon prevailing charter rates in the months prior to charter expiration. If the Company's charterers decide not to re-charter its vessels, the Company may not be able to re-charter them on similar terms. The Company employs vessels in the spot market, which is subject to greater rate fluctuation than the time charter market. If the Company receives lower charter rates under replacement charters or are unable to re-charter all of its vessels, the Company's net revenue will decrease.
The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.
(b) Interest Rate Risk
The Company's interest rates and long-term loan repayment terms are described in Note 11. Fair Value of Financial Instruments
The fair values of the financial instruments shown in the consolidated balance sheets as of December 31, 2012 and 2011 represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
a.      Cash and cash equivalents, restricted cash, accounts receivable trade, net, due from related parties, trade accounts and other payables, due to related parties, accrued expenses, and accrued interest:
The carrying amounts approximate fair value because of the short maturity of these instruments. Restricted cash includes bank deposits that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due under the loan agreements. The funds can only be used for the purposes of loan repayment.
b.      Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.
c.      As of December 31, 2012 and 2011, the Company had outstanding one and four interest rate swap agreements, respectively. These contracts do not qualify for hedge accounting and as such changes in their fair values are reported to earnings. The fair value of these agreements equates to the amount that would be paid by the Company to transfer the remaining rights and obligations under these contracts to a market participant of comparable credit standing taking into account relevant market factors.
The Company's interest rate swaps have the following characteristics:
As of December 31, 2012, the Company had one unexpired interest rate swap maturing on June 10, 2013 for a notional principal amount of $25,775. Under the provisions of the agreement, the Company pays a fixed rate of 3.96% and receives the three month USD LIBOR quarterly.
During 2012, the Company had one unexpired interest rate swap maturing on January 25, 2013 for a notional amount of $50,000 associated with BET which was disposed (Note 1(a)). Under the provisions of the agreement, the Company paid a fixed rate of 3.13% and received the six month USD LIBOR semiannually.
During 2012, the Company had two interest rate swaps that matured. The total notional principal amount of those interest rate swaps was $54,297, and under the provisions of the agreements the Company paid a fixed rate of 4.84% and 4.80% and received the six month USD LIBOR semiannually and the three month USD LIBOR quarterly, respectively.
During the year ended December 31, 2011, the Company had two interest rate swaps that matured. The total notional principal amount of those interest rate swaps was $74,927, and under the provisions of the agreements the Company paid a fixed rate of 3.2925% and 2.96% respectively and received the three month USD LIBOR quarterly.
(c) Fair Value Hierarchy
The Company adopted the guidance under ASC820 as amended by ASU 2011-04, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. This statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurement involving significant unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.
The Company's financial and nonfinancial items measured at fair value on a recurring basis at December 31, 2012 were:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(491)	-	(491)
	-	(491)	-	(491)

As of December 31, 2012 the Company has defaulted payments of interest on its swap agreements.
The Company's financial and nonfinancial items measured at fair value on a recurring basis at December 31, 2011 were:

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(4,092)	-	(4,092)
Interest Rate Swap - Net of current portion	-	(270)	-	(270)
	-	(4,362)	-	(4,362)

The Company's items that are measured at fair value on a non-recurring basis at December 31, 2012 were:

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	39,750	39,750
Vessels held and used (2)	-	-	16,322	16,322
Deferred charges (3)	-	-	178	178
	-	-	56,250	56,250

(1)      In accordance with the provisions of relevant guidance, as of December 31, 2012, the Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), with their estimated fair market values less costs to sell and recognized an impairment loss of $67,275 in the accompanying consolidated statements of operations.
(2)      In addition to the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), the Company also tested for impairment the remaining vessels of its fleet and recognized an impairment loss of $24,078. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012.
(3)      Represents unamortized dry-docking costs of vessels classified as held and used for which impairment loss was recognized at December 31, 2012.

The Company's nonfinancial items that are measured at fair value on a non-recurring basis at December 31, 2011 were:

	Level 1	Level 2	Level 3	Total
Vessels, net	-	-	103,863	103,863
Deferred charges	-	-	1,137	1,137
Goodwill	-	-	4,365	4,365
	-	-	109,365	109,365

The Company recorded an impairment loss of $188,995 on its six initial vessels as of September 30, 2011, thus reducing the vessels' carrying value and their respective unamortized dry-docking costs at September 30, 2011 from $291,264 and $2,731, respectively, to $103,863 and $1,137, respectively (see Notes 9 and 10). The Company recorded an impairment loss on its goodwill as of September 30, 2011, thus reducing its goodwill at September 30, 2011 to $4,365 (Note 2).
The effect of financial instruments on the consolidated statements of income/(loss) for the years ended December 31, 2012, 2011 and 2010 are:

Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2012	2011	2010
Interest rate swaps	Loss on financial instruments	(189)	(641)	(4,164)

Deferred Revenue	12 Months Ended
Dec. 31, 2012
[DeferredRevenueAbstract]
Deferred Revenue [Text Block]

14.      Deferred Revenue:
Deferred revenue in the accompanying consolidated balance sheet as at December 31, 2012 and 2011 was $86 and $590, respectively. The amounts represent cash received from charterers prior to the balance sheet date and relates to revenue applicable to periods after such date.
Deferred revenue - related party in the accompanying consolidated balance sheet as at December 31, 2012 and 2011 was $NIL and $142, respectively. The December 31, 2011 amount represents cash received from Swissmarine prior to the balance sheet date and relates to revenue applicable to periods after such date.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Text Block]

15.      Commitments and Contingencies:
Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. A minimum of up to $1,000,000 of liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by the Protection and Indemnity (P&I) Club insurance.
Rental expense for the years ended December 31, 2012, 2011 and 2010 was $514, $1,164 and $1,351, respectively (Note 3(f)). Fixed future minimum rent commitments as of December 31, 2012, based on a Euro/U.S. dollar exchange rate of €1.00:$1.3193 and on a U.S. dollar/Hong Kong dollar exchange rate of $1.00:HK$7.7503, were as follows:
Rental commitments
Rental commitments
2013	462
2014	66
Total	528

Future minimum time charter revenue collections from vessels committed to non-cancelable time charter contracts, net of commissions, are expected to be $2,818 for 2013.

Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure [Text Block]

16.      Capital Structure:
(a)      Common Stock
On July 21, 2010, the Company approved and amended its Articles of Incorporation to increase the number of authorized shares of common stock, par value $0.0001 per share, from 200,000,000 to 500,000,000 shares.
On January 28, 2010, the Company priced a public offering of 1,388,889 shares of common stock, an additional 208,333 shares of common stock to cover over-allotments and 277,778 shares which were acquired by the Restis family. The shares were offered to the public at $18.00 per share and the offering was concluded on February 3, 2010, raising net proceeds amounted to $26,381. On March 19, 2010, an additional 129,667 shares of the Company's common stock were acquired by the underwriters which resulted in additional net proceeds to the Company of approximately $2,145.
On September 15 and October 22, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 49% of MCS and 1,650,794 shares in connection with the acquisition of the remaining 50% of BET.
On June 23, 2011, the Board of Directors approved a reverse split of the Company's common stock at a ratio of one-for-fifteen. The reverse stock split became effective on June 24, 2011 and the Company's common stock began trading on a split-adjusted basis at the opening of trading on June 27, 2011. There was no change in the number of authorized shares or the par value of the Company's common stock. Following the effectiveness of the reverse stock split, the number of common shares issued, earnings per share, warrants and share options were retrospectively adjusted in accordance with the 1:15 ratio for all periods presented.
On February 23, 2011, the Company issued 3,332 unvested shares in connection with the Equity Incentive Plan (Note 22). On January 10, 2012 and on January 10, 2013, 1,114 and 1,110 shares of common stock out of the 3,332 unvested shares that were issued on February 23, 2011, vested to the respective shareholders.
On January 4, 2012, the Company entered into a registration rights agreement in connection with a share purchase agreement under which the Company sold 4,641,620 of its common shares to four entities affiliated with the Restis family, for $10,000 (Note 3(a)).
On January 24, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from December 6, 2011 to January 23, 2012 had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. This notification had no effect on the listing of the Company's common stock, and the applicable grace period to regain compliance was 180 calendar days, expiring on July 23, 2012. The Company regained compliance at the end of February 2012, when during the applicable grace period the Company's minimum market value of the publicly held shares was $5,000 or greater for a minimum of ten consecutive business days.
On June 29, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from May 16, 2012 to June 28, 2012, had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. The applicable grace period to regain compliance was 180 calendar days, expiring on December 26, 2012. Prior to the expiration of this grace period, the Company transferred the listing of its common stock to the NASDAQ Capital Market, effective on December 21, 2012.
(b)      Warrants and Unit Purchase Option
In connection with the public offering of January 28, 2010, the Company granted 1,041,667 warrants with an exercise price of $19.80 each on February 3, 2010 and on March 19, 2010, Seanergy granted 97,250 additional warrants. The fair value of these warrants amounted to $1,053. The warrants were exercisable beginning on August 3, 2010 and expire on February 2, 2015. No expenses were recorded in connection with these warrants which were classified in equity.
Following the Company's reverse stock split in June 2011, with respect to the warrants from the Company's 2010 secondary offering, as a result of the reverse stock split, each warrant now reflects an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant is now exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.
The underwriters of the Company's initial public offering on September 28, 2007, did not exercise the Unit Purchase Option offered by the Company in connection to that initial public offering and the option expired on September 24, 2012.
As of December 31, 2012, the Company had outstanding underwriters' warrants exercisable to purchase an aggregate of approximately 75,927 shares of Seanergy's common stock.
(c)      Preferred Stock
On August 4, 2011, the Company amended its Articles of Incorporation to increase the number of authorized preferred stock with par value $0.0001 per share from 1,000,000 to 25,000,000, with such designations, voting and other rights and preferences, as may be determined from time to time by the Board of Directors. As of December 31, 2012 and as of December 31, 2011, no shares of preferred stock have been issued.
(d)      Dividends
The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability and restrictions in its loan agreements. As of December 31, 2012 and December 31, 2011, no dividends were declared.

Direct Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Direct Voyage Expenses and Vessel Operating Expenses [Abstract]
Direct Voyage Expenses and Vessel Operating Expenses [Text Block]

17.      Direct Voyage Expenses and Vessel Operating Expenses:
Direct voyage expenses are analyzed as follows:

	2012	2011	2010
Bunkers	10,736	905	1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	13,587	2,541	2,399

Vessel operating expenses are analyzed as follows:

	2012	2011	2010
Crew wages and related costs	13,670	16,423	14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	26,983	34,727	30,667

General and Administration Expenses	12 Months Ended
Dec. 31, 2012
General And Administration Expenses [Abstract]
General Administration Expenses [Text Block]

18.      General and Administration Expenses:
General and administrative expenses are analyzed as follows:

	2012	2011	2010
Auditors' and accountants' fees	712	752	994
Professional services	2,142	1,844	1,615
Salaries, BOD remuneration and other compensation	2,210	3,219	3,159
Directors and Officers Insurance	137	173	166
Other	1,136	2,082	1,672
Total	6,337	8,070	7,606

Other expenses are analyzed as follows:

	2012	2011	2010
Seanergy's executive office expenses	136	110	134
MCS office rent	112	561	654
Travel and transportation	132	236	116
Subscriptions	94	146	118
Other	662	1,029	650
Total	1,136	2,082	1,672

General and Administration Expenses-Related Party	12 Months Ended
Dec. 31, 2012
General Administration Expenses Related Party Disclosure [Abstract]
General Administration Expenses Related Party [Text Block]

19.      General and Administration Expenses - Related Party:
General and administrative expenses-related party are analyzed as follows:

	2012	2011	2010
Office rental (Note 3(d))	402	603	697
Total	402	603	697

Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest And Finance Charges Disclosure [Abstract]
Interest Finance Costs [Text Block]

20.      Interest and Finance Costs:
Interest and finance costs are analyzed as follows:

	2012	2011	2010
Interest on long-term debt	9,602	9,926	9,078
Interest on revolving credit facility	2,252	2,330	2,259
Amortization of debt issuance costs	466	657	738
Restructuring fees on acquired debt	-	407	705
Other	160	162	151
Total	12,480	13,482	12,931

(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per share [Text Block]

21.      (Loss) / Earnings per Share:
The calculation of net (loss) / earnings per common share is summarized below:

	2012	2011	2010

Net (loss) / income attributable to Seanergy Maritime Holdings Corp.	(193,768)	(197,756)	132

Weighted average common shares outstanding - basic and diluted	11,576,576	7,314,636	5,861,129
Net (loss) / earnings per common share - basic and diluted	$(16.74)	$(27.04)	$0.02

Non-vested shares issued under the Equity Incentive Plan (Note 22) of 2,218 and 3,332 are excluded from the diluted EPS calculation for the years ended December 31, 2012 and 2011, respectively, due to their anti-dilutive effect.
As of December 31, 2012, 2011 and 2010 all outstanding warrants to acquire 1,138,917, 1,138,917 and 2,674,906 shares of common stock, respectively, were anti-dilutive. The underwriters' purchase options (common shares of 66,667 and warrants of 1,000,000 which expired in September 24, 2012 were also anti-dilutive for the years ended December 31, 2011 and 2010.
Thus, as of December 31, 2012, 2011 and 2010, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:

Private warrants	1,138,917
Non-vested shares	2,218
Total	1,141,135

Equity Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [TextBlock]

22.      Equity Incentive Plan:
On January 12, 2011, the Board adopted the Seanergy Maritime Holdings Corp. 2011 Equity Incentive Plan (“Plan”). A total of 8,750,000 shares of common stock were reserved for issuance under the Plan, which is administered by the Compensation Committee of the Board of Directors.
On February 16, 2011, the Compensation Committee granted an aggregate of 3,332 restricted shares of common stock, pursuant to the Plan. Of the total 3,332 shares, 2,667 shares were granted to Seanergy's two executive directors and the other 665 shares were granted to certain of Seanergy's other employees. The fair value of each share on the grant date was $13.28 and is expensed over three years. All the shares vest proportionally over a period of three years, commencing on January 10, 2012. On January 10, 2012, 1,114 shares were issued and on January 10, 2013, 1,110 shares were issued.
In May 2012, the total number of shares originally reserved under the Plan was adjusted to 583,334 shares to reflect the Reverse Stock Split. Under the Plan, officers, key employees, directors, consultants and service providers may be granted incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, unrestricted stock and restricted stock units at the discretion of the Compensation Committee.
The amortization of stock based compensation for the years ended December 31, 2012 and 2011 amounted to $15 and $14, respectively and is recorded in general and administrative expenses (Note 18).

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [TextBlock]

23.      Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)      On January 29, 2013, MCS sold its 100% ownership interest in the four subsidiaries that owned the Handysize dry bulk carriers Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway. The buyer is a third-party nominee of the lenders under the senior secured credit facility with DVB, as agent. MCS had provided a guarantee under this facility, and in exchange for the sale, approximately $30,287 of outstanding debt was discharged. In addition, the guarantee provided by MCS was fully released. In connection with the sale of the subsidiaries, the Company's Board of Directors obtained a fairness opinion from an independent third party.
The Company estimated the historical carrying values of the assets and liabilities sold on the date of the sale which were as follows:

Cash and restricted cash	1,902
Vessels and other assets	22,883
Long-term debt and other liabilities	(30,401)
Net liabilities	(5,616)

The Company expects to record a gain in the 2013 from the sale of the four MCS subsidiaries under the facility agreement with DVB, of $ 5,536.
b)      On April 10, 2013, the Company sold the African Oryx, a 24,112 dwt Handysize drybulk vessel, built in 1997, at a gross price of $4,073. The Company used the sale proceeds to repay bank debt.
The sale is expected to result in an additional impairment loss of $865 that will be recorded in 2013.
c)      The Company is currently negotiating with UOB for an agreement by which UOB will release the Company from all debt obligations of $37,995 as of December 31, 2012 under the UOB related facility in exchange for the sale of either its 100% ownership interest in the MCS subsidiaries under the UOB loan facility or the vessels under the UOB loan facility.
In addition the Company has been negotiating with Piraeus Bank (ex CPB) to amend the terms of the term and the revolving credit facility to enable the Company to comply with certain covenants on an ongoing basis after the closing of the restructuring. The Company had outstanding indebtedness of $138,782 as of December 31, 2012, under the two facilities with CPB., The 2012-2013 Cypriot financial crisis resulted to the downgrading of the Cyprus economy to junk and the country's inability to fund its expenses and to restructure its troubled Cypriot banks. On March 25, 2013, as part of the Cyprus international bail-in plan, Piraeus Bank of Greece has taken over the operations of the Cypriot banks in Greece, including the Greek branches of CPB. Following the takeover of CPB by Piraeus Bank the negotiations are now taking place between the Company and Piraeus Bank.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

(a)      Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy through direct or indirect ownership retains the majority of voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets, and a gain or loss is recognized. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.
A parent company deconsolidates a subsidiary or derecognizes a group of assets when that parent company no longer controls the subsidiary or group of assets specified in ASC 810-10-40-3A. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The FASB concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.

Use Of Estimates

(b)      Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels impairment and determination of goodwill impairment.

Foreign Currency Translation

(c)      Foreign Currency Translation
Seanergy's functional currency is the United States dollar since the Company's vessels operate in international shipping markets and therefore primarily transact business in US Dollars. The Company's books of accounts are maintained in US Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates, which are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statements of income/(loss).

Concentration of Credit Risk

(d)       Concentration of Credit Risk
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. Customers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2012, 2011 and 2010 were:

Customer	2012	2011	2010
A	19%	15%	15%
B	14%	17%	11%
C*	14%	10%	-
D*	-	24%	45%
E	-	10%	10%
F	-	10%	-
Total	47%	86%	81%

* Customers C and D are related parties.

The Company does not obtain rights to collateral to reduce its credit risk in the event of non-performance by counter parties to charter agreements; however, the Company limits its exposure by diversifying among counter parties with high credit ratings.

Cash and Cash Equivalents

(e)      Cash and Cash Equivalents
Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents. Restricted cash is excluded from cash and cash equivalents. Restricted cash at December 31, 2012, does not include an amount of $3,735, relating to not pledged retention accounts and other compensating cash balances, which the Company should maintain with the accounts of each of the lending banks (Note 11).

Accounts Receivable Trade, net

(f)      Accounts Receivable Trade, Net
Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision for doubtful accounts at December 31, 2012 and 2011 amounted to $631 and $NIL, respectively.

Inventories	(g) Inventories Inventories consist of lubricants and bunkers which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.
Insurance Claims

(h)      Insurance Claims
The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management's expectations as to their collection dates.

Vessels

(i)      Vessels
Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel's initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized, when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Vessel Depreciation

(j)      Vessel Depreciation
Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton (LWT). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to September 30, 2011, management estimated the salvage value of its vessels at $0.270 per LWT. Effective October 1, 2011, following management's reassessment of the residual values of the company's vessels, the estimated salvage value per LWT was increased to $0.435. This change reduced depreciation expense by $729 (approximately $0.10 per share) for the year ended December 31, 2011.

Long-lived Assets Classified as Held for Sale

(k)      Long-lived Assets Classified as Held for Sale
The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale and are classified in current assets on the consolidated balance sheet.

Impairment of Long-Lived Assets (Vessels)

(l)      Impairment of Long-Lived Assets (Vessels)
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as undiscounted projected operating cash flows, business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. The current conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment for its vessels.
The Company determines undiscounted projected operating cash flows, for each vessel and compares it to the vessel's carrying value. When the undiscounted projected operating cash flows, excluding interest charges, expected to be generated by the use of the vessel and its eventual disposition are less than its carrying amount, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel) adjusted for brokerage commissions and expected outflows for scheduled vessels' maintenance. The undiscounted projected operating cash outflows are determined by reference to Company's actual vessel operating expenses, assuming an average annual inflation rate of 2.5%. Effective fleet utilization is assumed to 98% in the Company's exercise.
The Company recorded an impairment loss of $147,143, $188,995 and $NIL for the years ended December 31, 2012, 2011 and 2010, respectively (Note 9).

Goodwill

(m)      Goodwill
Goodwill represents the excess of the aggregate purchase price over the fair value of the net identifiable assets acquired in business combinations accounted for under the purchase method. The Company tests its goodwill for potential impairment at year end or whenever there is an indication of impairment. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared to the carrying value of the reporting unit (including goodwill). If the fair value of the reporting unit is less than the carrying value of the reporting unit, goodwill impairment may exist, and the second step of the test is performed. Under the second step, the implied fair value of the goodwill is compared to the carrying value of the goodwill and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the implied fair value of goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis and market capitalization analysis. If the fair value of the reporting unit exceeds it carrying value, step two does not have to be performed.
The fair value for goodwill impairment testing is estimated using the expected present value of future cash flows, using judgments and assumptions that management believes are appropriate in the circumstances. The future cash flows from operations are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel).
The Company has one reporting unit and tested its goodwill for potential impairment, and concluded that indication of impairment existed as of September 30, 2012 and 2011. The fair value for goodwill impairment test was estimated using the expected present value of future cash flows, using judgments and assumptions that management believes were appropriate in the circumstances and using the market capitalization approach. The future cash flows from operations were determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel). The weighted average cost of capital used was 7.42%, 8.16% and 8.46% for the nine month periods ended September 30, 2012 and 2011, and the year ended December 31, 2011, respectively. As a result, an impairment loss for goodwill of $4,365, $12,910 and $NIL was recorded, for the years ended December 31, 2012, 2011 and 2010, respectively.

Dry-Docking and Special Survey Costs

(n)      Dry-Docking and Special Survey Costs
The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed.

Commitments and Contingencies

(o)      Commitments and Contingencies
Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Revenue Recognition

(p)      Revenue Recognition
Voyage revenues are generated from time charters, bareboat charters and voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Some of the time charters also include profit sharing provisions, under which additional revenue can be realized in the event the spot rates are higher than the base rates under the time charters. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.
Time charter revenue, including bareboat hire, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel's off hire days due to major repairs, dry dockings or special or intermediate surveys. Voyage charter revenue is recognized on a pro-rata basis over the duration of the voyage, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the delivered cargo.
Revenue earned from related parties is included in Vessel revenue - related party.
Deferred revenue represents cash received prior to the balance sheet date and is related to revenue applicable to periods after such date.

Commissions

(q)      Commissions
Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in Commissions. Brokerage commissions to related parties are included in Voyage expenses - related party. Brokerage commissions to third parties are included in Direct voyage expenses.

Vessel Voyage Expenses

(r)      Vessel Voyage Expenses
Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses.

Repairs and Maintenance

(s)      Repairs and Maintenance
All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in Vessel operating expenses.

Financing Costs

(t)      Financing Costs
Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made.

Income Taxes

(u)      Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.
Maritime Capital Shipping (HK) Limited, the Company's management office in Hong Kong, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year.
Seanergy Management Corp. (“Seanergy Management”), the Company's management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros during 2012-2015 according to a new tax bill passed in 2013 under the laws of the Republic of Greece. The new tax bill retroactive to 2012 and the contribution to be paid in 2013 by Seanergy Management for 2012 is estimated at approximately $47.
Additionally, effective January 1, 2013 onwards, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Republic of Greece. The Company's vessels' technical management company, Enterprises Shipping and Trading, S.A. (“EST”), an affiliate (Note 3(c)) is responsible for the filing and payment of the respective tonnage tax on behalf of Seanergy. The tonnage tax will be recorded within Vessel operating expenses in the consolidated statements of income/(loss). The 2013 tonnage tax is estimated at approximately $144 and Seanergy will be liable to reimburse EST.
Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are “residents” of the Company's country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).
Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock (“5 Percent Override Rule”).
The Company and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2012, 2011 and 2010 taxable years, and the Company takes this position for United States federal income tax return reporting purposes. However, there are factual circumstances beyond the Company's control that could cause it to lose the benefit of this tax exemption in future years and thereby become subject to United States federal income tax on its United States source income such as if, for a particular taxable year, other shareholders with a five percent or greater interest in the Company's stock were, in combination with the Company's existing 5% shareholders, to own 50% or more of the Company's outstanding shares of its stock on more than half the days during the taxable year.
The Company estimates that since no more than the 50% of its shipping income would be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. The Company has assessed that it satisfies the Publicly-Traded Test and all of its United States source shipping income is exempt from U.S. federal income tax for the years ended December 31, 2012, 2011 and 2010. Based on its U.S. source Shipping Income for 2012, 2011 and 2010, the Company would be subject to U.S. federal income tax of approximately $85, $261 and $378, respectively, in the absence of an exemption under Section 883.

Stock-Based Compensation

(v)      Stock-based Compensation
Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on a straight-line basis over the vesting period.

Earnings (Losses) per Share

(w)      Earnings (Losses) per Share
Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy's shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (losses) per share, reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Segment Reporting

(x)      Segment Reporting
Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

Financial Instruments

(y)      Financial Instruments
Derivative instruments (including certain derivative instruments embedded in other contracts) are recorded in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. These contracts do not qualify for hedge accounting and as such changes in their fair values are reported to earnings. The fair value of these agreements equates to the amount that would be paid by the Company if the agreements were cancelled at the reporting date, taking into account current interest rates.

Fair Value Measurements

(z) Fair Value Measurements
In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company's consolidated financial statements.

Recent Accounting Pronouncements
(aa) Recent Accounting Pronouncements
There are no recent accounting pronouncements issued during 2012 whose adoption would have a material effect on the Company's consolidated financial statements in the current year or expected to have an impact on future years.

Basis of Presentation and General Information-Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Disposal Of Subsidiary [Table Text Block]

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

Basis of Presentation and General Information-Subsidiaries in Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Subsidiaries In Consolidation [Table Text Block]

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	N/A	Piraeus Bank (ex CPB)
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank (ex CPB)
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	N/A	Piraeus Bank (ex CPB)
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	N/A	Piraeus Bank (ex CPB)
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank (ex CPB)
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Fiesta Shipping Limited (2)	Liberia	August 14, 2007	Fiesta	May 21, 2010	January 29, 2013	DVB
Maritime Fantasy Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fantasy	May 21, 2010	January 29, 2013	DVB
Maritime Fighter Shipping Limited (2)	Liberia	August 14, 2007	Pacific Fighter	May 21, 2010	January 29, 2013	DVB
Maritime Freeway Shipping Limited (2)	Liberia	August 14, 2007	Clipper Freeway	May 21, 2010	January 29, 2013	DVB
African Joy Shipping Limited (2)	British Virgin Islands	February 13, 2008	African Joy	May 21, 2010	N/A	UoB
African Glory Shipping Limited (2)	British Virgin Islands	October 24, 2007	African Glory	May 21, 2010	N/A	UoB
Asian Grace Shipping Limited (2)	British Virgin Islands	January 18, 2008	Asian Grace	May 21, 2010	N/A	UoB
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1)      Subsidiaries wholly owned
(2)      Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (“MCS”)
(3)      Management company
(4)      Dormant company

Significant Accounting Policies-Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]
Customer	2012	2011	2010
A	19%	15%	15%
B	14%	17%	11%
C*	14%	10%	-
D*	-	24%	45%
E	-	10%	10%
F	-	10%	-
Total	47%	86%	81%
* Customers C and D are related parties.

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents At Carrying Value [Abstract]
Schedule Of Cash And Cash Equivalents [Table Text Block]
	2012	2011
Cash at bank	4,276	13,603
Term deposits	10	4,110
Cash in hand	12	21
Total	4,298	17,734

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule Of Inventory, Current [Table Text Block]
	2012	2011
Lubricants	471	1,468
Bunkers	-	1,044
Total	471	2,512

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Current [Abstract]
Schedule Of Other Current Assets [Table Text Block]
	2012	2011
Prepaid expenses	481	1,118
Insurance claims	1,458	49
Other	251	290
Total	2,190	1,457

Vessels,Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property Plant And Equipment [Table Text Block]

	2012	2011
Cost:
Beginning balance	663,412	663,412
- Disposals	(149,930)	-
- Transfers to held for sale	(55,361)	-
Ending balance	458,121	663,412

Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
- Additions	(15,593)	(28,842)
- Disposals	38,333	-
- Transfers to held for sale	15,897	-
Ending balance	(56,245)	(94,882)

Impairment loss:
Beginning balance	(187,401)	-
- Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)

Net book value	68,511	381,129

Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]
Deferred Costs [Table Text Block]

	Dry-Docking	Financing Costs	Total
Balance as of December 31, 2010	10,713	2,373	13,086
- Additions	3,996	172	4,168
- Amortization and write-offs	(8,907)	(989)	(9,896)
Balance as of December 31, 2011	5,802	1,556	7,358
- Additions	1,481	-	1,481
- Amortization and write-offs	(6,777)	(466)	(7,243)
- Transfers to held for sale	(286)	-	(286)
Subtotal	220	1,090	1,310
Less: Current portion	-	(1,090)	(1,090)
Balance as of December 31, 2012	220	-	220

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Schedule Of Debt [Table Text Block]

		2012	2011
(a)	Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000
(a)	Piraeus Bank (ex CPB) term facility	93,982	98,000
(b)	Citibank loan facility	-	87,459
(c)	HSBC loan facility	-	24,867
(d)	DVB loan facility	31,872	48,397
(e)	UOB loan facility	37,995	39,680
	Total	208,649	346,403
	Less - current portion	(208,649)	(45,817)
	Long-term portion	-	300,586

Trade accounts and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Trade accounts and other payables [Abstract]
Schedule Of Trade Accounts And Other Payables [Table Text Block]
	2012	2011
Creditors	2,013	2,431
Insurances	228	136
Other	273	28
Total	2,514	2,595

Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned At Fair Value [Abstract]
Fair Value Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(491)	-	(491)
	-	(491)	-	(491)

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(4,092)	-	(4,092)
Interest Rate Swap - Net of current portion	-	(270)	-	(270)
	-	(4,362)	-	(4,362)

Fair Value Liabilities Measured on Non Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	39,750	39,750
Vessels held and used (2)	-	-	16,322	16,322
Deferred charges (3)	-	-	178	178
	-	-	56,250	56,250

(1)      In accordance with the provisions of relevant guidance, as of December 31, 2012, the Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), with their estimated fair market values less costs to sell and recognized an impairment loss of $67,275 in the accompanying consolidated statements of operations.
(2)      In addition to the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), the Company also tested for impairment the remaining vessels of its fleet and recognized an impairment loss of $24,078. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012.
(3)      Represents unamortized dry-docking costs of vessels classified as held and used for which impairment loss was recognized at December 31, 2012.

	Level 1	Level 2	Level 3	Total
Vessels, net	-	-	103,863	103,863
Deferred charges	-	-	1,137	1,137
Goodwill	-	-	4,365	4,365
	-	-	109,365	109,365

Schedule Of Other Derivatives Not Designated As Hedging Instruments Statements Of Financial Performance And Financial Position Location [Table Text Block]
Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2012	2011	2010
Interest rate swaps	Loss on financial instruments	(189)	(641)	(4,164)

Commitments And Contingencies-Office Rent (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies - Office Rent Commitments [Table Text Block]
Rental commitments
2013	462
2014	66
Total	528

Direct Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Direct Voyage Expenses [Abstract]
Voyage Expenses [Table Text Block]
	2012	2011	2010
Bunkers	10,736	905	1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	13,587	2,541	2,399

Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses [Table Text Block]

	2012	2011	2010
Crew wages and related costs	13,670	16,423	14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	26,983	34,727	30,667

General and Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2012
General And Administration Expenses [Abstract]
General Administration Expenses [Table Text Block]

	2012	2011	2010
Auditors' and accountants' fees	712	752	994
Professional services	2,142	1,844	1,615
Salaries, BOD remuneration and other compensation	2,210	3,219	3,159
Directors and Officers Insurance	137	173	166
Other	1,136	2,082	1,672
Total	6,337	8,070	7,606

Other Expenses [Table Text Block]
	2012	2011	2010
Seanergy's executive office expenses	136	110	134
MCS office rent	112	561	654
Travel and transportation	132	236	116
Subscriptions	94	146	118
Other	662	1,029	650
Total	1,136	2,082	1,672

General and Administrative Expenses-Related Party (Tables)	12 Months Ended
Dec. 31, 2012
General Administration Expenses Related Party Disclosure [Abstract]
General Administration Expenses Related Party [Table Text Block]
	2012	2011	2010
Office rental (Note 3(d))	402	603	697
Total	402	603	697

Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest And Finance Charges Disclosure [Abstract]
Interest Finance Costs [Table Text Block]

	2012	2011	2010
Interest on long-term debt	9,602	9,926	9,078
Interest on revolving credit facility	2,252	2,330	2,259
Amortization of debt issuance costs	466	657	738
Restructuring fees on acquired debt	-	407	705
Other	160	162	151
Total	12,480	13,482	12,931

(Loss) earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per share [Table Text Block]

	2012	2011	2010

Net (loss) / income attributable to Seanergy Maritime Holdings Corp.	(193,768)	(197,756)	132

Weighted average common shares outstanding - basic and diluted	11,576,576	7,314,636	5,861,129
Net (loss) / earnings per common share - basic and diluted	$(16.74)	$(27.04)	$0.02

Potentially Dilutive Securities [Table Text Block]
Private warrants	1,138,917
Non-vested shares	2,218
Total	1,141,135

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event [Table Text Block]
Cash and restricted cash	1,902
Vessels and other assets	22,883
Long-term debt and other liabilities	(30,401)
Net liabilities	(5,616)

Basis of Presentation and General Information (Details) ([SeanergyMaritimeHoldingsCorpMember])	12 Months Ended
Dec. 31, 2012
[SeanergyMaritimeHoldingsCorpMember]
Seanergy Maritime Holdings Corp's country of incorporation	Republic of the Marshall Islands
Seanergy Maritime Holdings Corp's date of incorporation	Apr 1, 2008

Basis of Presentation and General Information-Disposal of Subsidiary (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Percentage of ownership interest in subsidiary	100.00%
[DisposalOfBetSubsidiaryMember]
Disposal of BET description	On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. ("IMI?), to sell its ownership interest in BET, for a nominal cash consideration. In addition, the Company released BET from all of its obligations and liabilities towards the Company. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation. On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince, proceeds of which were used to repay part of the then outstanding debt. IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities were recognized as an equity transaction within Additional paid-in capital.
Percentage of ownership interest in subsidiary	100.00%
Nominal cash consideration for subsidiary sale	1
Subsidiary obligations toward parent company released upon sale of subsidiary	3,508,000
Gain from disposal of subsidiary under common control	5,213,000
[SaleOfVesselBetPrinceMember]
Gross proceeds from vessel sales	8,330,000

Basis of Presentation and General Information-Disposal of Subsidiary (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 30, 2012 [DisposalOfBetSubsidiaryMember]
Cash and restricted cash		$ 3,531
Vessels and other assets		49,444
Long-term debt and other liabilities, net of BET obligations toward the Company		(58,188)
Effect on equity from disposal of subsidiary	$ 5,213	$ (5,213)

Basis of Presentation and General Information-Going Concern (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Working capital deficit	$ 170,491
Number of vessels sold	13

Basis of Presentation and General Information-Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2012
[SeanergyManagementCorpMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	May 9, 2008
Vessel Name	N/A
Date of Delivery	N/A
Date of Sale/Disposal	N/A
Financed by	N/A
[AmazonsManagementIncMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	Davakis G.
Date of Delivery	August 28, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[LagoonShipholdingLtdMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	Delos Ranger
Date of Delivery	August 28, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[CyntheraNavigationLtdMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	March 18, 2008
Vessel Name	African Oryx
Date of Delivery	August 28, 2008
Date of Sale/Disposal	April 10, 2013
Financed by	Piraeus Bank (ex CPB)
[MartiniqueInternationalCorpMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	May 14, 2008
Vessel Name	Bremen Max
Date of Delivery	September 11, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[HarbourBusinessInternationalCorpMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 1, 2008
Vessel Name	Hamburg Max
Date of Delivery	September 25, 2008
Date of Sale/Disposal	N/A
Financed by	Piraeus Bank (ex CPB)
[WaldeckMaritimeCoMember]
Country Of Incorporation	Marshall Islands
Date of Incorporation	April 21, 2008
Vessel Name	African Zebra
Date of Delivery	September 25, 2008
Date of Sale/Disposal	February 15, 2012
Financed by	Piraeus Bank (ex CPB)
[MaritimeCapitalShippingLimitedMember]
Country Of Incorporation	Bermuda
Date of Incorporation	April 30, 2007
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	N/A
[MaritimeCapitalShippingHkLimitedMember]
Country Of Incorporation	Hong Kong
Date of Incorporation	June 16, 2006
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	N/A
[MaritimeFiestaShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Fiesta
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFantasyShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Pacific Fantasy
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFighterShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Pacific Fighter
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[MaritimeFreewayShippingLimitedMember]
Country Of Incorporation	Liberia
Date of Incorporation	August 14, 2007
Vessel Name	Clipper Freeway
Date of Delivery	May 21, 2010
Date of Sale/Disposal	January 29, 2013
Financed by	DVB
[AfricanJoyShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	February 13, 2008
Vessel Name	African Joy
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[AfricanGloryShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	October 24, 2007
Vessel Name	African Glory
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[AsianGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	January 18, 2008
Vessel Name	Asian Grace
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by	UoB
[MaritimeGloryShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 8, 2008
Vessel Name	Clipper Glory
Date of Delivery	May 21, 2010
Date of Sale/Disposal	December 4, 2012
Financed by	HSBC
[MaritimeGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	April 8, 2008
Vessel Name	Clipper Grace
Date of Delivery	May 21, 2010
Date of Sale/Disposal	October 15, 2012
Financed by	HSBC
[AtlanticGraceShippingLimitedMember]
Country Of Incorporation	British Virgin Islands
Date of Incorporation	October 9, 2007
Vessel Name	N/A
Date of Delivery	May 21, 2010
Date of Sale/Disposal	N/A
Financed by

Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 [SeanergyMaritimeHoldingsCorpMember]	Sep. 30, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2013 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpMember]	Oct. 01, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2011 [SafbulkMember]	Dec. 31, 2011 [SamcMember]	Dec. 31, 2011 [SwissmarineMember]	Dec. 31, 2011 [ThridPartiesMember]	Dec. 31, 2013 [SeanergyManagementCorpMember]
Retention accounts and other compensating cash balances amounts that are not pledged	$ 3,735
Vessel Salvage Value per LWT					270			435
Estimated useful life of vessel							30 years
Impairment loss	147,143	188,995	0				147,143
Charter rates assumed for asset impairment							Combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel.
Annual inflation rate assumed for asset impairment							2.50%
Fleet utilization assumed for asset impairment							98.00%
Impairment loss for goodwill	4,365	12,910	0				4,365
Weighted average cost of capital				7.42%	8.16%
Dry-Docking and Special Survey Cost Amortization Period							2 to 3 years
Address commission										3.75%	3.75%	3.75%
Brokerage commission									1.25%			1.25%
Income tax position probability of realization							50.00%
Income tax rate							16.50%
Unrecognized tax expense for tax exempt entitiy							85
Minimum percentage for recognition of income tax position							50.00%
Hong Kong tax rate							16.50%
Foreign exchange tax													47
Tonnage tax						$ 144
Number of reportable segments							1

Significant Accounting Policies-Concentration of Credit Risk (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[CustomeraMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	19.00%	15.00%	15.00%
[CustomerBMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	14.00%	17.00%	11.00%
[CustomerCMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	14.00%	10.00%
[CustomerDMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		24.00%	45.00%
[CustomerEMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		10.00%	10.00%
[CustomerFMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		10.00%

Transactions with Related Parties-Management Agreements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Management Fees - related party		$ 1,625	$ 2,415	$ 2,328
Percentage of ownership interest in subsidiary		100.00%
[SeanergyManagementAndEstAgreementMember]
Related Party Transaction [Line Items]
Successive agreement period in years		1
Notice of termination period in months		3
Daily fixed fee per vessel in USD	450
Management Fees - related party		$ 1,625	$ 2,415	$ 2,328

Transactions with Related Parties-Equity Injection (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Common shares issued	11,959,282	7,317,662
Net proceeds from issuance of common stock	$ 10,000	$ 0	$ 28,526
[EntitiesAffiliatedWithRestisFamilyMember]
Related Party Transaction [Line Items]
Date of share purchase agreement	2012-01-04
Common shares issued	4,641,620
Net proceeds from issuance of common stock	$ 10,000
Number of entities	4
[PurchasePlanExecutionMember]
Related Party Transaction [Line Items]
Average closing price per share	$ 2.15442
Number of trading days	5
Date common shares issued	2012-01-31

Transactions with Related Parties-Subsidiary Disposal (Details)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Percentage of ownership in BET disposed	100.00%

Transactions with related parties-Charter agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commissions - related party	$ 298	$ 1,327	$ 1,546
Vessel revenue - related party	8,221	35,684	44,175
[SamcAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		24
Address commission		3.75%
Charter party agreement expiration date		August 2011
[SamcAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		25
Address commission		3.75%
Charter party agreement expiration date		November 2011
[SafbulkMaritimeAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		25
Address commission		3.75%
Charter party agreement expiration date		June 2011
[SafbulkMaritimeAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		26
Address commission		3.75%
Charter party agreement expiration date		June 2011
[SafbulkMaritimeAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SamcAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		July 7, 2009
Daily gross charter rate		16
Address commission		3.75%
Charter party agreement expiration date		September 2011
[SafbulkMaritimeAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
[SwissmarineAndBetFighterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		June 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetScouterAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		June 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetPrinceAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		October 7, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		November 2011
Charter Party Rate Details		Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission		3.75%
[SwissmarineAndBetIntruderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date		June 16, 2011
Minimum months of charter period		11
Maximum months of charter period		13
Charter commencement date		September 16, 2011
Daily gross charter rate		$ 12
Address commission		3.75%
Charter party agreement expiration date		July 29, 2012
[SwissmarineAndBetCommanderAgreementMember]
Related Party Transaction [Line Items]
Charter party agreement date	July 24, 2012
Charter commencement date	August 23, 2012
Brokerage commission	1.25%
Address commission	3.75%

Transactions with related parties-Brokerage agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	$ 532	$ 661	$ 434
[SeanergyManagementAndSafbulkPtyAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
Successive agreement period in years		1
Notice of termination period in months		3
[SafbulkBrokerageAgreementMember]
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	532	661	434
Related party commissions for vessel disposals	$ 392

Transactions with related parties-Property lease agreements (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 20, 2010 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 [WaterfrontSaMember] USD ($)	Dec. 31, 2011 [WaterfrontSaMember] USD ($)	Dec. 31, 2010 [WaterfrontSaMember] USD ($)
Related Party Transaction [Line Items]
Executive Offices Lease Agreement Date					November 17, 2008
Executive Offices Lease Agreement Initial Expiry Date					November 16, 2011
Executive Offices Lease Agreement Subsequent Expiry Date					February 28, 2014
Monthly initial lease payment details							The monthly lease payment for the lease of Seanergy?s executive offices was EUR 42 from the executive offices lease agreement date up to December 19, 2010.
Monthly Lease Payment In Eur			€ 35		$ 25
Office rental expense related parties	402	603		697	402	603	697
Number of months of rent guarantee					3
Rent guarantee					$ 99	$ 135

Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents At Carrying Value [Abstract]
Cash at bank	$ 4,276	$ 13,603
Term deposits	10	4,110
Cash in hand	12	21
Cash and cash equivalents	$ 4,298	$ 17,734	$ 53,787	$ 63,607

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Restricted Cash And Investments [Abstract]
Retention accounts and other compensating cash balances amounts that are not pledged	$ 3,735

Due from/due to Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction Due From To Related Party [Abstract]
Due from related parties	$ 0	$ 405
Due from SAMC	0	264
Due from Swissmarine	0	141
Due to related parties	6,135	1,097
Working capital to EST	5,925	989
Common building expense liability	168	108
Safbulk commissions	$ 42	$ 0

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Lubricants	$ 471	$ 1,468
Bunkers	0	1,044
Total	$ 471	$ 2,512

Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets Current [Abstract]
Prepaid expenses	$ 481	$ 1,118
Insurance claims	1,458	49
Other	251	290
Total	$ 2,190	$ 1,457

Vessels,Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cost:
Beginning balance	$ 663,412	$ 663,412
Disposals	(149,930)	0
Transfers to held for sale	(55,361)	0
Ending balance	458,121	663,412
Accumulated depreciation:
Beginning balance	(94,882)	(66,040)
Additions	(15,593)	(28,842)
Disposals	38,333	0
Transfers to held for sale	15,897	0
Ending balance	(59,245)	(94,882)
Impairment loss:
Beginning balance	(187,401)	0
Additions	(145,964)	(187,401)
Ending balance	(333,365)	(187,401)
Net book value	$ 68,511	$ 381,129

Vessels,Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Loss on sale of vessels	$ (15,590)	$ 0	$ 0
Vessels impairment charges	(145,964)	(187,401)
[VesselsDisposalsMember]
Property Plant And Equipment [Line Items]
Vessels aggregate carrying value	65,269
Aggregate gross proceeds from vessel sales	52,626
Loss on sale of vessels	15,590
Vessels impairment charges	54,611
[VesselsHeldForSaleNewMember]
Property Plant And Equipment [Line Items]
Deferred drydocking costs transferred from deferred charges to vessels held for sale	286
Vessels impairment charges	67,275
[SaleOfFourSubsidiariesUnderDvbFacilityMember]
Property Plant And Equipment [Line Items]
Date of sale of subsidiaries	January 29, 2013
[RemainingFleetMember]
Property Plant And Equipment [Line Items]
Vessels impairment charges	$ 24,078

Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dry-docking and special survey costs	$ 1,481	$ 4,168
Amortization	3,648	7,313	3,657
[DryDockingMember]
Dry-docking and special survey costs	1,481	3,996	8,296
Amortization	3,648	5,401	3,657
Write off of drydocking costs	1,095
[FinancingCostsMember]
Dry-docking and special survey costs	0	172
Write off of financing costs	89
[VesselAfricanZebraMember]
Write off of drydocking costs		1,177
[VesselBetCommanderMember]
Write off of drydocking costs		$ 735

Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 7,358	$ 13,086
Additions	1,481	4,168
Amortization and write-off	(7,243)	(9,896)
Deferred charges transfers to vessels held for sale cost	(286)
Subtotal	1,310
Less: current portion	(1,090)	0
Balance at the end of the year	220	7,358
[DryDockingMember]
Balance at beginning of the year	5,802	10,713
Additions	1,481	3,996	8,296
Amortization and write-off	(6,777)	(8,907)
Deferred charges transfers to vessels held for sale cost	(286)
Subtotal	220
Less: current portion	0
Balance at the end of the year	220	5,802	10,713
[FinancingCostsMember]
Balance at beginning of the year	1,556	2,373
Additions	0	172
Amortization and write-off	(466)	(989)
Deferred charges transfers to vessels held for sale cost	0
Subtotal	1,090
Less: current portion	(1,090)
Balance at the end of the year	$ 0	$ 1,556

Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Abstract]
Piraeus Bank (ex CPB) reducing revolving credit facility	$ 44,800	$ 48,000
Piraeus Bank (ex CPB) term facility	93,982	98,000
Citibank loan facility	0	87,459
HSBC loan facility	0	24,867
DVB loan facility	31,872	48,397
UOB loan facility	37,995	39,680
Total	208,649	346,403
Less-current portion	(208,649)	(45,817)
Long-term portion	$ 0	$ 300,586

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended	1 Months Ended	12 Months Ended			5 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended			8 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 [PiraeusBankExCpbCreditFacilitiesMember]	Dec. 31, 2012 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2010 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Apr. 10, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityVesselAfricanOryxSaleMember]	Jan. 31, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityAddendumNoFourMember]	Dec. 31, 2012 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2010 [PiraeusBankExCpbTermFacilityMember]	Jun. 02, 2010 [PiraeusBankExCpbTermFacilityAddendumNoThreeMember]	Jan. 31, 2012 [PiraeusBankExCpbTermFacilityAddendumNoFourMember]	Feb. 15, 2012 [PiraeusBankExCpbTermFacilityVesselAfricanZebraSaleMember]	Feb. 07, 2012 [CitibankLoanFacilityAddendumNoFiveMember]	Dec. 31, 2012 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2011 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2010 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2012 [HsbcLoanFacilityMember]	Dec. 31, 2011 [HsbcLoanFacilityMember]	Dec. 31, 2010 [HsbcLoanFacilityMember]	Sep. 04, 2012 [HsbcLoanFacilityWaiverLetterMember]	Dec. 31, 2012 [SaleOfVesselsFinancedByHsbcLoanFacilityMember]	May 21, 2010 [HsbcLoanFacilitySupplementalAgreementMember]	Dec. 31, 2012 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2011 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2010 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFreewayShippingLimitedMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFiestaShippingLimitedMember]	Dec. 31, 2012 [SaleOfFourSubsidiariesUnderDvbFacilityNewMember]	Dec. 31, 2012 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2011 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2010 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2012 [UobLoanFacilitySubordinatedFacilityMember]	Dec. 31, 2011 [UobLoanFacilitySubordinatedFacilityMember]	Dec. 30, 2012 [DisposalOfBetSubsidiaryMember]
Debt Instrument [Line Items]
Maximum borrowing capacity under facilities				$ 255,000						$ 165,000
Loan arrangement fee				2,550
Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000			44,800	48,000
Debt Instrument Interest Rate Terms					USD Libor plus 4.50% per annum					USD Libor plus 1.5% per annum if the Company's ratio of total assets to total liabilities is greater than 165%, which is to be increased to 1.75% if the ratio is equal or less than 165%.			USD Libor plus 3.5% per annum			USD Libor plus 3.0% per annum
Facility addendum expiration date													January 3, 2012
Gross proceeds from vessel sales								4,073							4,100					22,500				22,500
RepaymentsOfSecuredDebt	98,816	53,145	67,941					3,871	3,200						4,018					17,051				17,051	7,560				6,765	1,435
Debt facility additional information										(1) maintain vessel insurance value for an aggregate amount greater than the vessels' aggregate market value or an amount equal to 130% of the aggregate of (a) the outstanding amount under both the revolving credit and term facilities and (b) the amount available for drawing under the revolving facility; (b) the vessels' insurance value is required to include as a minimum coverage for hull and machinery, war risk and protection and indemnity insurance, $1,000,000 for oil pollution and for excess oil spillage and pollution liability insurance and (c) mortgagees' interest insurance on the vessels is required with the insured value to be at least 110% of the aggregate of the revolving credit and term facility.										The applicable margin was USD LIBOR plus 3.25% per annum until July 21, 2012, and thereafter, was USD LIBOR plus 2.75% per annum unless there was breach of the compliance of the security requirement or there was an event of default under the loan agreement.						The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. Final quarterly installment and ballon payment due on October 2015.						The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. Quarterly installments plus ballon payments through May 2016.
Debt facility amendment terms														(i) the extension of the Facility's maturity date from September 2015 to December 2018, (ii) principal installment payment holiday for 2012, payment of $3,200 on the outstanding credit facility and amendment of the amortization schedule for 2013 onwards, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin was increased by 50 basis points to 4.50% starting from February 1, 2012, installment payments under the revolving credit facility were deferred to December 2018 and any surplus of funds greater than $5,000 over requirements associated with the operation and maintenance of the vessels during each fiscal quarter will be applied to the prepayment of the revolving credit facility.
Longterm Debt Weighted Average Interest Rate					4.92%	4.26%	4.06%			4.39%	3.79%	3.55%					3.49%	2.30%	1.94%	3.23%	3.35%	3.58%				3.12%	2.92%	2.99%				3.24%	3.06%	3.14%
Waiver letter period expiration date																							December 31, 2012
Vessel sales details																								Vessels Clipper Grace and Clipper Glory sold on October 15, 2012 and December 4, 2012, respectively.
Number of vessels securing credit facility										5
Defaulted debt interest payments				1,635
Debt instrument number of periodic payments										22															13	16
Debt instrument balloon payment										50,782
Net proceeds from vessel sales	58,933	0	0														33,278
Percentage of ownership interest in subsidiary	100.00%																																				100.00%
Number of vessels financed by facility																				2						4						3
UOB subordinated loan facility																																			$ 10,821	$ 10,397
Agreement date for sale of subsidiaries																															January 25, 2013
Date of sale of subsidiaries																															January 29, 2013

Trade accounts and other payables (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts and other payables [Abstract]
Creditors	$ 2,013	$ 2,431
Insurances	228	136
Other	273	28
Total	$ 2,514	$ 2,595

Financial Instruments-Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	$ (491)	$ (4,092)
Interest Rate Swap - Net of current portion	0	(270)
Total	(491)	(4,362)
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0	0
Interest Rate Swap - Net of current portion	0	0
Total	0	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	(491)	(4,092)
Interest Rate Swap - Net of current portion	0	(270)
Total	(491)	(4,362)
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Interest Rate Swap - Current liabilities	0	0
Interest Rate Swap - Net of current portion	0	0
Total	$ 0	$ 0

Financial Instruments-Non Recurring Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Vessels held for sale	$ 39,750	$ 0
Vessels held and used	16,322	0
Vessels, net	0	103,863
Deferred charges	178	1,137
Goodwill	0	4,365
Total	56,250	109,365
[FairValueInputsLevel1Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel2Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	0	0
Vessels held and used	0	0
Vessels, net	0	0
Deferred charges	0	0
Goodwill	0	0
Total	0	0
[FairValueInputsLevel3Member]
Derivatives Fair Value [Line Items]
Vessels held for sale	39,750	0
Vessels held and used	16,322	0
Vessels, net	0	103,863
Deferred charges	178	1,137
Goodwill	0	4,365
Total	$ 56,250	$ 109,365

Financial Instruments-Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Loss on interest rate swaps	$ (189)	$ (641)	$ (4,164)

Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 [UnexpiredInterestRateSwapMember]	Dec. 31, 2012 [DisposedUnexpiredInterestRateSwapMember]	Dec. 31, 2011 [MaturedInterestRateSwapsMember]	Dec. 31, 2012 [MaturedInterestRateSwapsMember]	Dec. 31, 2012 [MaturedInterestRateSwapaMember]	Dec. 31, 2012 [MaturedInterestRateSwapBMember]	Dec. 31, 2011 [MaturedInterestRateSwapCMember]	Dec. 31, 2011 [MaturedInterestRateSwapDMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2012 [VesselsHeldAndUsedMember]	Sep. 30, 2011 [SixInitialVesselsMember]
Derivatives Fair Value [Line Items]
Number Of Interest Rate Derivatives Held												1	4
Number of interest rate swaps matured												2	2
Notional Amount Of Interest Rate Derivatives				$ 25,775	$ 50,000	$ 74,927	$ 54,297
Derivative Maturity Dates				Jun 10, 2013	Jan 25, 2013
Derivative Fixed Interest Rate				3.96%	3.13%			4.84%	4.80%	3.29%	2.96%
Interest rate swaps variable interest rate				3-month USD Libor quarterly	6-month USD Libor semiannually	3-month USD Libor quarterly		6-month USD Libor semiannually	3-month USD Libor quarterly
Vessels Net Before Impairment															291,264
Deferred Costs Before Impairment															2,731
AssetImpairmentCharges	147,143	188,995	0											24,078	188,995
Vessels Net After Impairment															103,863
Deferred Costs After Impairment															1,137
Goodwill	$ 0	$ 4,365											$ 4,365

Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
[DeferredRevenueAbstract]
Deferred revenue	$ 86	$ 590
Deferred revenue related party	$ 0	$ 142

Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 [ProtectionAndIndemnityClubInsuranceMember]	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 [TotalFutureRentalCommitmentsMember]	Dec. 31, 2012 [TotalFutureMinimumContractualCharterRevenueMember]	Dec. 31, 2010 [SeanergyMaritimeHoldingsCorpNewMember]
Minimum liabilities insurance coverage			$ 1,000,000
Foreign Currency Exchange Rate, Translation, Descriptive				EUR 1.00:$1.3193	$1.00:HK$7.7503
Rental commitments	66	462				528
Future minimum contractual charter revenue							2,818
Office Rental Expense								$ 1,351

Commitments And Contingencies-Office Rent (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Rental commitments	$ 66	$ 462

Capital Structure-Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			7 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 21, 2010 [AuthorizedCapitalStockAmendedArticlesOfIncorporationMember]	Jan. 10, 2010 [PublicOfferingOfCommonSharesMember]	Mar. 19, 2010 [UnderwritersOverAllotmentOptionExerciseOnPublicOfferingOfCommonSharesMember]	Sep. 15, 2010 [MaritimeCapitalShippingLimitedMcsAcquisitionMember]	Oct. 22, 2010 [BulkEnergyTransportHoldingsLimitedBetAcquisitionMember]	Dec. 31, 2012 [ReverseStockSplitMember]	Jan. 10, 2013 [EquityIncentivePlanMember]	Jan. 10, 2012 [EquityIncentivePlanMember]	Feb. 23, 2011 [EquityIncentivePlanMember]	Jan. 04, 2012 [SaleOfCommonStockToEntitiesAffliatedWithRestisFamilyMember]	Jan. 24, 2012 [NasdaqNotificationRegardingComplianceWithListingRuleMember]	Jun. 29, 2012 [NasdaqNotificationRegardingComplianceWithListingRuleMember]
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares initially authorized				200,000,000
Common Stock Shares Authorized	500,000,000	500,000,000		500,000,000
Issuance of common stock, shares						129,667							4,641,620
Public offering per share price					$ 18
Net proceeds from issuance of common stock	$ 10,000	$ 0	$ 28,526			$ 2,145							$ 10,000
Shares issued for subsidiary subsequent acquisition							1,650,794	1,650,794
Percentage acquisition in subsidiary							49.00%	50.00%
Reverse stock split effective date									June 24, 2011
Common stock trading date on split-adjusted basis									June 27, 2011
Reverse stock split ratio									1:15
Issuance of non-vested shares, shares	2,218	3,332										3,332
Equity incentive plan shares vested										1,110	1,114
Minimum Market Value Of Publicly Held Shares Not Maintained For Thirty Consecutive Business Days														5,000	5,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For Ten Consecutive Business Days To Regain NASDAQ Compliance														$ 5,000	$ 5,000
Grace period compliance days														180	180
Date common stock listing transferred to Nasdaq Capital Market															2012-12-21

Capital Structure-Warrants (Details) ([PublicOfferingOfCommonSharesMember], USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
Jan. 28, 2010
[PublicOfferingOfCommonSharesMember]
Warrant exercise price	$ 19.8
Warrants grant date	February 3, 2010
Number of warrants granted	1,041,667
Warrants over-allotment exercise grant date	March 19, 2010
Number of warrants granted due to over-allotment exercise	97,250
Fair value of warrants	$ 1,053
Warrants to post-split common stock conversion ratio	1:15
Warrants Start Exercise Date	August 3, 2010
Warrants expiration date	Feb 2, 2015

Capital Structure-Preferred Stock (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 04, 2011 [AuthorizedPreferredStockAmendedArticlesOfIncorporationMember]
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares initially authorized			1,000,000
Preferred stock shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock shares issued	0	0	0

Direct Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Voyage Expenses [Abstract]
Bunkers	$ 10,736	$ 905	$ 1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	$ 13,587	$ 2,541	$ 2,399

Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 13,670	$ 16,423	$ 14,095
Chemicals and lubricants	2,831	3,546	3,412
Repairs and maintenance	6,592	9,735	9,475
Insurance	2,791	3,490	2,825
Miscellaneous expenses	1,099	1,533	860
Total	$ 26,983	$ 34,727	$ 30,667

General and Administration Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General And Administration Expenses [Abstract]
Auditors' and accountants' fees	$ 712	$ 752	$ 994
Professional services	2,142	1,844	1,615
Salaries, BOD remuneration and other compensation	2,210	3,219	3,159
Directors and Officers Insurance	137	173	166
Other	1,136	2,082	1,672
Total	$ 6,337	$ 8,070	$ 7,606

Other General and Administration Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other General and Administration Expenses [Abstract]
Seanergy's executive office expenses	$ 136	$ 110	$ 134
MCS office rent	112	561	654
Travel and trasportation	132	236	116
Subscriptions	94	146	118
Other	662	1,029	650
Total	$ 1,136	$ 2,082	$ 1,672

General and Administrative Expenses-Related Party (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Administration Expenses Related Party Disclosure [Abstract]
Office rental	$ 402	$ 603	$ 697
Total	$ 402	$ 603	$ 697

Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Finance Charges Disclosure [Abstract]
Interest on long-term debt	$ 9,602	$ 9,926	$ 9,078
Interest on revolving credit facility	2,252	2,330	2,259
Amortization of debt issuance costs	466	657	738
Restructuring fees on acquired debt	0	407	705
Other	160	162	151
Total	$ 12,480	$ 13,482	$ 12,931

(Loss) earnings per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$ (193,768)	$ (197,756)	$ 132
Weighted Average Number Of Shares Outstanding Basic And Diluted	11,576,576	7,314,636	5,861,129
Net (loss) income per common share - basic and diluted	$ (16.74)	$ (27.04)	$ 0.02

(Loss) earnings per share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Non-vested shares	2,218	3,332
Outstanding warrants	1,138,917	1,138,907	2,674,906
Underwriters Purchase Options Common Shares		66,667	66,667
Underwriters Purchase Options Warrants		1,000,000	1,000,000
Underwriters purchase options common shares expiration date	September 24, 2012
Underwriters purchase options warrants expiration date	September 24, 2012

(Loss) earnings per share potentially dilutive securities (Table) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Outstanding warrants	1,138,917	1,138,907	2,674,906
Non-vested shares	2,218	3,332
Total	1,141,135

Equity incentive plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 12, 2012 [EquityIncentivePlanMember]	May 31, 2012 [EquityIncentivePlanMember]	Feb. 16, 2011 [EquityIncentivePlanMember]	Dec. 31, 2013 [EquityIncentivePlanMember]	Dec. 31, 2012 [EquityIncentivePlanMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpNewMember]
Common stock shares reserved for issuance				8,750,000
Non-vested shares	2,218	3,332				3,332
Equity incentive plan non-vested shares issued to executive directors						2,667
Number of executive directors shares granted to						2
Equity incentive plan non-vested shares issued to other employees						665
Vesting period				3 years
Initial vesting date				2012-01-10
Fair value of each equity incentive plan share expensed over three years						$ 13.28
Stock Based Compensation	$ 15	$ 14	$ 0						$ 15	$ 14
Equity incentive plan shares vested							1,110	1,114
Common stock shares reserved for issuance - reverse stock split adjusted					583,334

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jan. 29, 2013	Dec. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Apr. 10, 2013 [SaleOfVesselAfricanOryxMember]	Dec. 31, 2013 [SeanergyNegotiationsWithUobMember]	Dec. 31, 2013 [SeanergyNegotiationsWithPiraeusBankExCpbMember]
Subsequent Event [Line Items]
Percentage in subsidiary sold	100.00%
Outstanding debt discharged	$ 30,287
Gain from sale of subsidiaries		5,536
Vessel DWT			24,112
Vessel built year			1997
Gross proceeds from vessel sales			4,073
Expected impairment loss			$ 865
Terms of negotiations with banks				Negotiations whereby UOB will release the Company from all debt obligations of $37,995,000 as of December 31, 2012 under the UOB related facility in exchange for the sale of either the Company?s 100% ownership interest in the MCS subsidiaries under the UOB loan facility or the vessels under the UOB loan facility.	Negotiations to amend the terms of the term and the revolving credit facilities to enable the Company to comply with certain covenants on an ongoing basis after the closing of the restructuring. The Company had outstanding indebtedness of $138,782,000 as of December 31, 2012, under the two facilities with CPB. On March 25, 2013, as part of the Cyprus international bail-in plan, Piraeus Bank of Greece has taken over the operations of the Cypriot banks in Greece, including the Greek branches of CPB. Following the takeover of CPB by Piraeus Bank the negotiations are now taking place between the Company and Piraeus Bank.

Subsequent Events (Table) (Details) ([HistoricalValuesAtSaleOfFourSubsidiariesUnderDvbFacilityMember], USD $) In Thousands, unless otherwise specified	Jan. 29, 2013
[HistoricalValuesAtSaleOfFourSubsidiariesUnderDvbFacilityMember]
Subsequent Event [Line Items]
Cash and restricted cash	$ 1,902
Vessels and other assets	22,883
Long-term debt and other liabilities	(30,401)
Net liabilities	$ (5,616)